DIRECT OPERATING COSTS - Disclosure of Direct Operating Costs (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025
Analysis of income and expense [abstract]
Inventory costs	$ 2,183	$ 2,150	$ 4,365	$ 4,344
Subcontractor and consultant costs	715	754	1,363	1,489
Concession construction materials and labor costs	56	43	104	79
Depreciation and amortization expense	775	767	1,535	1,497
Compensation	715	942	1,416	1,886
Other direct costs	780	809	1,567	1,572
Total	$ 5,224	$ 5,465	$ 10,350	$ 10,867